Commitments and contingencies (Details) € in Thousands, claim in Thousands, $ in Thousands			12 Months Ended
	Mar. 19, 2019 USD ($)	Mar. 19, 2019 EUR (€)	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2021 EUR (€)	Jul. 31, 2015 USD ($) claim	Jul. 31, 2015 EUR (€) claim
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters | item			1	1
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment	$ 231,715	€ 205,854
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement fund			$ 220,000		€ 179,284
Net litigation settlement expense recorded			60,000	€ 48,896
Amount to be recovered by AIG, if it prevails in all its remaining claims			60,000		48,896
Amount that FMCH claims to recover			$ 108,000		€ 88,012
Hawaii Medicaid False Claims
Commitments and contingencies
Amount claimed against company						$ 7,700	€ 6,275
Number of claims submitted | claim						20	20